INCOME TAX (Narrative) (Details) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018	Nov. 30, 2020 ILS (₪)
Income Taxes [Line Items]
Tax rate applicable to the Company			23.00%	23.00%	23.00%
Preferred Company [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			16.00%
Preferred Company [Member] | Scenario One [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			9.00%
Preferred Company [Member] | Scenario One [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			7.50%
Technological Preferred Enterprise [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			12.00%
Consolidated revenues | $			$ 10,000.0
Technological Preferred Enterprise [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			7.50%
Israeli Tax Authority (ITA) [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments | $	$ 3.0
Timing difference - deductions | $	2.0
Amount received from tax authorities | $	4.0
Amount paid to tax authorities as interest expense | $	$ 0.5
Israeli Tax Authority (ITA) [Member] | ILS [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments | ₪						₪ 9
Timing difference - deductions | ₪		₪ 6
Amount received from tax authorities | ₪						₪ 13
Amount paid to tax authorities as interest expense | ₪		₪ 2
Claim under tax assessment | ₪				₪ 2